Financial risk management (Details Narrative) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Delinquent trade receivables	$ 95,395	$ 44,336
Allowances	25,040	14,950
Financial assets	$ 565,669	$ 477,984